Schedule of Fair Value of Share-based Awards Measured with Weighted-Average Assumptions (Details)		9 Months Ended			12 Months Ended
	Oct. 25, 2022	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Expected volatility		94.10%	83.00%		83.00%	99.20%
Risk-free interest rate		4.00%	3.90%		3.90%	3.80%
Expected term (in years)		5 years 8 months 12 days	5 years		5 years	6 years
Expected dividend yield
Peak Bio, Inc. [Member]
Expected volatility	28.10%		95.00%	79.30%		79.30%	75.10%
Risk-free interest rate	4.00%		3.47%	4.66%		4.66%	1.81%
Expected term (in years)	1 month 28 days		5 years 3 months 18 days	1 year		1 year	7 years
Expected dividend yield			0.00%	0.00%		0.00%	0.00%